Income Taxes (Details 1) - USD ($)	Jun. 30, 2016	Jun. 30, 2015
Deferred tax assets
Net operating loss carryforward	$ 10,602,681	$ 5,170,221
Start-up and organizational expenses	577,110	614,059
Stock-based compensation	4,395,306	3,080,604
Other	265,809	412,783
Total deferred tax assets	15,840,906	9,277,667
Deferred tax liabilities
Fixed Assets	1,072,872	83,360
Federal Beneft for state deferred taxex	601,808	432,905
Total deferred tax liabilities	1,674,680	516,265
Valuation allowance	(14,166,226)	(8,761,402)
Net deferred taxes	$ 0	$ 0